Accounts Receivables, Other Receivables and Prepayments (Details 3) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Go livestock receivables	$ 26,687	$ 23,728
Not impaired [Member]
Go livestock receivables	26,687	23,728
Impairment of go livestock receivable	0	0
Not impaired [Member] | Current [member]
Go livestock receivables	26,687	23,728
Not impaired [Member] | Within one month [Member]
Go livestock receivables	0	0
Not impaired [Member] | Later than one month and not later than two months [member]
Go livestock receivables	0	0
Not impaired [Member] | Later than two months and not later than three months [member]
Go livestock receivables	0	0
Not impaired [Member] | Later than three months [member]
Go livestock receivables	0	0
Impaired [Member]
Go livestock receivables	0	0
Impairment of go livestock receivable	0	0
Impaired [Member] | Current [member]
Go livestock receivables	0	0
Impaired [Member] | Within one month [Member]
Go livestock receivables	0	0
Impaired [Member] | Later than one month and not later than two months [member]
Go livestock receivables	0	0
Impaired [Member] | Later than two months and not later than three months [member]
Go livestock receivables	0	0
Impaired [Member] | Later than three months [member]
Go livestock receivables	$ 0	$ 0